Note 7 - Capital Stock	3 Months Ended
Feb. 28, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
7.	Capital stock

Authorized, issued and outstanding

(a)
The Company is authorized to issue an unlimited number of common shares, all without nominal or par value and an unlimited number of preference shares. As at February 28, 2014 the Company has 22,819,711 (November 30, 2013 – 21,430,611) common shares issued and outstanding, and no preference shares issued and outstanding.

(b)
In March 2013, the Company completed a registered direct unit offering for gross proceeds of $3,121,800 at a price of $1.72 per unit. The Company sold units comprised of an aggregate of 1,815,000 common shares and warrants to purchase an additional 453,750 common shares. The warrants are exercisable for a term of five years and an exercise price of $2.10 per common share. After placement agent fees and offering expenses, the Company received net proceeds from the offering of approximately $2.7 million. The Company determined the fair value of the warrant liability at issuance to be $407,558 using the Black-Scholes Option Pricing Model. The direct costs related to the issuance of the common shares were $389,289 and were recorded as an offset against shareholders’ deficiency and the direct costs related to the issuance of the warrants were $57,531 were recorded in the consolidated statements of operations and comprehensive loss.

(c)
In July 2013, the Company completed an underwritten public offering for gross proceeds of $3,075,000 at a price of $2.05 per unit. The Company sold units comprised of an aggregate of 1,500,000 common shares and warrants to purchase an additional 375,000 common shares. The warrants are exercisable for a term of five years and have an exercise price of $2.55 per common share. After placement agent fees and estimated offering expenses, the Company received net proceeds from the offering of approximately $2.5 million. The Company determined the fair value of the warrant liability at issuance to be $328,350 using the Black-Scholes Option Pricing Model. The direct costs related to the issuance of the common shares were $467,989 and were recorded as an offset against shareholders’ deficiency and the direct costs related to the issuance of the warrants were $57,525 were recorded in the consolidated statements of operations and comprehensive loss.

(e)
In November 2013, the Company entered into an equity distribution agreement with Roth Capital Partners, LLC (“Roth”), pursuant to which the Company may from time to time sell up to 5,305,484 of the Company’s common shares for up to an aggregate of $16.8 million (or such lesser amount as may be permitted under applicable securities laws and regulations) through at-the-market issuances on the NASDAQ or otherwise.  Under the equity distribution agreement, the Company may at its discretion, from time to time, offer and sell common shares through Roth or directly to Roth for resale.

Sales of common shares through Roth, if any, will be made at such time and at such price as are acceptable to the Company, from time to time, by means of ordinary brokers' transactions on the NASDAQ or otherwise at market prices prevailing at the time of sale or as determined by the Company.  The Company is not required to sell shares under the equity distribution agreement. The Company will pay Roth a commission, or allow a discount, of 2.75% of the gross proceeds that the Company received from any sales of common shares under the equity distribution agreement. The Company has also agreed to reimburse Roth for certain expenses relating to the offering.  The direct costs related to the facility were $419,777 and were recorded as deferred offering costs as at November 30, 2013 and recorded as share issuance costs against the cost of the shares issued and recognized in capital stock as at February 28, 2014. No sales were made under the equity distribution agreement in the year ended November 30, 2013.  An aggregate of 1,312,100 of common shares have been sold for net proceeds of $4,808,054 in the three months ended February 28, 2014.